RETAINED PROFITS (Details) - Schedule of Retained Profits - Retained earnings [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance		£ 3,976
Profit for the year		4,302
Dividends paid		(2,240)	[1]	£ (2,284)	£ (2,014)
Issue costs of other equity instruments (net of tax) (note 43)		(5)
Distributions on other equity instruments (net of tax)		(327)
Share buy-back programme (note 41)		(1,005)
Realised gains and losses on equity shares held at fair value through other comprehensive income		(129)
Post-retirement defined benefit scheme remeasurements		120		482	(1,028)
Share of other comprehensive income of associates and joint ventures		8
Gains and losses attributable to own credit risk (net of tax)	[2]	389
Movement in treasury shares		40		(411)	(175)
Value of employee services:
Share option schemes		53		82	141
Other employee award schemes		207		332	168
Ending Balance		5,389		3,976
Previously stated [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance		4,905		3,250	4,416
Profit for the year				3,807	2,063
Dividends paid	[1]			(2,284)	(2,014)
Distributions on other equity instruments (net of tax)				(313)	(321)
Post-retirement defined benefit scheme remeasurements				482	(1,028)
Gains and losses attributable to own credit risk (net of tax)	[2]			(40)
Movement in treasury shares				(411)	(175)
Value of employee services:
Share option schemes				82	141
Other employee award schemes				332	168
Ending Balance				4,905	£ 3,250
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
RETAINED PROFITS (Details) - Schedule of Retained Profits [Line Items]
Beginning Balance		£ (929)
Value of employee services:
Ending Balance				£ (929)

[1]	Net of a credit in respect of unclaimed dividends written-back in accordance with the Company's Articles of Association.
[2]	During 2017 the Group derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of 3 million net of tax, had been recognised directly in retained profits (2018: nil).